Gross Carrying Value and Accumulated Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Core deposit intangible		$ 6,374	$ 5,540	$ 5,540
Less accumulated amortization		(3,123)	(2,876)	(2,309)
Core deposit intangible, net	$ 2,899	$ 3,251	$ 2,664	$ 3,231